Intangible Assets, Net (Details 2)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Production license USD ($)	Dec. 31, 2014 Production license CNY	Dec. 31, 2013 Production license CNY	Dec. 31, 2012 Production license CNY
Intangible assets, net
Amortization expense	$ 1,088,199	6,658,690	5,397,193	4,976,783	$ 625,305	3,826,243	3,826,243	3,826,243
Provision for impairment loss charged						0	0	0
Future amortization of intangible assets
2015						3,826,243
2016						1,996,285
Total					$ 951,549	5,822,528	9,648,771